                          American Century Investments
                                4500 Main Street
                           Kansas City, Missouri 64111

May 5, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:    American Century Variable Portfolios, Inc.
       1933 Act File No. 33-14567
       1940 Act File No. 811-5188

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities  Act of 1933, as amended,  the undersigned  hereby  certifies  that the form of  prospectus  and  statement  of additional  information that would have been filed under paragraph (b) or (c) of
Rule 497 with respect to the  above-referenced  issuer  would not have  differed from that contained in Post-Effective Amendment No. 39, filed April 15, 2004, to the issuer's  Registration  Statement  on Form N-1A,  the text of which has been filed electronically.

    If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3774.

Very truly yours,

/s/ Anastasia H. Enneking
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Anastasia H. Enneking
Corporate Counsel